                                AIM DOLLAR FUND
                      Fifty California Street, 27th Floor
                        San Francisco, California 94111
                       General Telephone No. 415/392-6181
                     General Fund Information 800/824-1580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          REPORT FROM THE FUND MANAGER

    The Fund's total return for the six months ended June 30, 1998, was 2.30% for Class A shares and 1.99% for Class B shares. As of June 30, the Fund's SEC seven-day yield was 4.66% for Class A shares and 3.92% for Class B shares. Because the Fund invests only in short-term debt obligations with remaining maturities of 13 months or less, its performance generally reflects the level of short-term interest rates. Please bear in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

    Fixed income markets continued to be buffeted by overseas turmoil during the first half of 1998. Early in January, the market was expecting an imminent reduction in rates by the Federal Reserve Board (the Fed) to counteract negative effects from the Asian economic crises. However, as it became apparent that the U.S. economy was going to shrug off the Asian influence and continue its strong growth, interest rates rose. The one-year Treasury bill, whose yield had dropped as low as 5.10% in January, backed up to the 5.45% area by late February.

    Fueled by low interest rates and strong stock and labor markets, the U.S. economy continued its solid growth in the first quarter of 1998, rising at a 5.4% annual rate. Despite this rapid growth, inflation remained contained, with the annualized rate running between 1% and 2%. During the 12 months ended May 31, the Consumer Price Index rose 1.7%. As the second quarter came to a close, the economy appeared finally to be slowing in response to the Asian influence and the strike at General Motors.

    During this period, the Fed remained on watch for signs of incipient inflation, which never appeared. As the Asian situation continued to unfold, the Fed remained hesitant to raise rates. As a result, the Federal funds target remained at 5.5% throughout the reporting period.

    As the third quarter opened, most market participants were expecting the Fed to remain on the sidelines for the foreseeable future, though opinion remained divided about its next move. Some were concerned that strong U.S. growth would generate inflationary pressures, leading to a tighter Fed policy. Others remained concerned that Asia's dampening effects on the U.S. would eventually encourage the Fed to lower rates. With the flat yield curve and all the uncertainty about the future direction of rates and where the stock market is headed, Fund managers will likely continue to maintain the weighted average maturity toward the shorter end of the spectrum for the foreseeable future.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (42.9%)
  Shell Oil Co. .................................................    5.52%     27-Aug-98   15,000,000  $ 14,870,325        3.7
  Associates Corp. ..............................................    5.58%     09-Nov-98   15,000,000    14,702,521        3.7
  Kingdom of Sweden .............................................    5.52%     06-Jul-98   12,000,000    11,990,950        3.0
  Coca Cola Co. .................................................    5.51%     14-Jul-98   12,000,000    11,976,470        3.0
  International Lease Finance Corp. .............................    5.53%     17-Jul-98   12,000,000    11,971,040        3.0
  Household Finance Corp. .......................................    5.54%     20-Jul-98   12,000,000    11,965,230        3.0
  Walt Disney Co. ...............................................    5.58%     21-Oct-98   12,000,000    11,797,280        2.9
  E.I. Dupont de Nemours & Co. ..................................    5.59%     21-Oct-98   12,000,000    11,796,906        2.9
  American Express Credit Corp. .................................    5.58%     23-Oct-98   12,000,000    11,792,900        2.9
  Motorola Inc. .................................................    5.52%     13-Jul-98   10,000,000     9,981,767        2.5
  Ford Motor Credit Corp. .......................................    5.51%     11-Aug-98   10,000,000     9,938,956        2.5
  General Electric Co. ..........................................    5.56%     28-Aug-98   10,000,000     9,912,678        2.5
  John Deere Capital Corp. ......................................    5.57%     11-Sep-98   10,000,000     9,891,400        2.5
  United States Automobile Association Capital Corp. ............    5.58%     25-Sep-98   10,000,000     9,868,611        2.5
  Minnesota Mining & Manufacturing Co. ..........................    5.61%     22-Sep-98    9,000,000     8,886,290        2.2
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $171,343,324) ..................................................                                       171,343,324       42.8
                                                                                                       ------------      -----


REPURCHASE AGREEMENTS
-----------------------------------------------------------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%, collateralized by $54,775,000 U.S. Treasury Notes, 5.375% due 1/31/00 (market value of collateral is $55,815,232 including accrued interest)
    .............................................................                                        54,720,000       13.7
  Dated June 30, 1998, with BancAmerica Robertson Stephens, due
   July 1, 1998, for an effective yield of 5.55%, collateralized by $50,730,000 of U.S. Treasury Notes & Bills, 6.25% and 8.75%
   due 6/30/02 & 11/15/08, respectively (market value of
   collateral is $51,242,992 including accrued interest)  .......                                        51,000,000       12.8
                                                                                                       ------------      -----
TOTAL REPURCHASE AGREEMENTS (cost $105,720,000) .................                                       105,720,000       26.5
                                                                                                       ------------      -----
TOTAL INVESTMENTS (cost $277,063,324)  * ........................                                       277,063,324       69.3
Other Assets and Liabilities ....................................                                       122,880,385       30.7
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $399,943,709      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          *  For Federal income tax purposes, cost is $277,063,324

    The accompanying notes are an integral part of the financial statements.

                                       F1

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized cost $171,343,324) (Note 1).......................  $171,343,324
  Repurchase agreements, at value and cost (Note 1)................................................  105,720,000
  U.S. currency....................................................................................       20,244
  Receivable for Fund shares sold..................................................................  129,613,171
  Interest receivable..............................................................................       16,527
                                                                                                     -----------
    Total assets...................................................................................  406,713,266
                                                                                                     -----------
Liabilities:
  Payable for Fund shares repurchased..............................................................    6,121,295
  Distribution payable.............................................................................      219,677
  Payable for investment management and administration fees (Note 2)...............................      150,888
  Payable for transfer agent fees (Note 2).........................................................       67,596
  Payable for registration and filing fees.........................................................       64,830
  Payable for service and distribution expenses (Note 2)...........................................       60,672
  Payable for printing and postage expenses........................................................       48,995
  Payable for professional fees....................................................................       13,679
  Payable for custodian fees.......................................................................        9,830
  Payable for fund accounting fees (Note 2)........................................................        6,015
  Payable for Directors' fees and expenses (Note 2)................................................        3,059
  Other accrued expenses...........................................................................        3,021
                                                                                                     -----------
    Total liabilities..............................................................................    6,769,557
                                                                                                     -----------
Net assets.........................................................................................  $399,943,709
                                                                                                     -----------
                                                                                                     -----------
Class A:
Net asset value and redemption price per share ($291,300,510 DIVIDED BY 291,360,629 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Class B:+
Net asset value and offering price per share ($101,012,198 DIVIDED BY 100,970,806 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,631,001 DIVIDED BY
 7,630,975 shares outstanding).....................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
  Net assets: At June 30, 1998, net assets consisted of paid-in capital of $399,943,709.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F2

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...............................................................................  $8,298,701
Expenses:
  Service and distribution expenses:(Note 2)
    Class A..........................................................................  $ 251,824
    Class B..........................................................................    456,424    708,248
                                                                                       ---------
  Investment management and administration fees (Note 2)........................................    747,972
  Transfer agent fees (Note 2)..................................................................    345,900
  Registration and filing fees..................................................................    139,200
  Professional fees.............................................................................     52,074
  Printing and postage expenses.................................................................     49,775
  Fund accounting fees..........................................................................     40,604
  Custodian fees................................................................................     10,000
  Directors' fees and expenses (Note 2).........................................................      8,465
  Other expenses................................................................................      4,196
                                                                                                  ---------
    Total expenses before reductions............................................................  2,106,434
                                                                                                  ---------
      Expenses waived by A I M Advisors, Inc. (Note 2)..........................................   (365,930)
                                                                                                  ---------
    Total net expenses..........................................................................  1,740,504
                                                                                                  ---------
Net investment income...........................................................................  6,558,197
                                                                                                  ---------
Net increase in net assets resulting from operations............................................  $6,558,197
                                                                                                  ---------
                                                                                                  ---------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 1998        YEAR ENDED
                                                                          (UNAUDITED)      DECEMBER 31, 1997
                                                                        ----------------   -----------------
Increase (Decrease) in net assets
Operations:
  Net investment income...............................................  $      6,558,197    $     11,700,779
                                                                        ----------------   -----------------
    Net increase in net assets resulting from operations..............         6,558,197          11,700,779
                                                                        ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................        (4,644,385)         (7,587,680)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..........................................        (1,765,418)         (3,720,785)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..........................................          (148,394)           (392,314)
                                                                        ----------------   -----------------
    Total distributions...............................................        (6,558,197)        (11,700,779)
                                                                        ----------------   -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and reinvested....................     5,510,183,410       8,215,928,197
  Decrease from capital shares repurchased............................    (5,387,128,456)     (8,474,948,990)
                                                                        ----------------   -----------------
    Net increase (decrease) from capital share transactions...........       123,054,954        (259,020,793)
                                                                        ----------------   -----------------
Total increase (decrease) in net assets...............................       123,054,954        (259,020,793)
Net assets:
  Beginning of period.................................................       276,888,755         535,909,548
                                                                        ----------------   -----------------
  End of period *.....................................................  $    399,943,709    $    276,888,755
                                                                        ----------------   -----------------
                                                                        ----------------   -----------------

--------------
   * Includes undistributed net investment income of $0.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         CLASS A+
                                          -----------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,                     YEAR ENDED DECEMBER 31,
                                             1998      ----------------------------------------------------------
                                          (UNAUDITED)     1997        1996        1995        1994        1993
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................       0.023       0.045       0.044       0.050       0.032       0.022
Distributions from net investment
 income.................................      (0.023)     (0.045)     (0.044)     (0.050)     (0.032)     (0.022)
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          -----------  ----------  ----------  ----------  ----------  ----------
                                          -----------  ----------  ----------  ----------  ----------  ----------
Total investment return (b).............        2.30%       4.62%       4.50%       5.08%        3.3%        2.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 291,301   $ 186,611   $ 392,623   $ 183,761   $ 320,858   $  87,822
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        4.61%       4.50%       4.39%       4.94%       3.40%       2.17%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        4.36%       4.20%       4.08%       4.66%       3.15%       1.46%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        0.93%       0.98%       0.99%       0.97%       0.92%       1.00%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        1.18%       1.28%       1.30%       1.25%       1.17%       1.72%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS B++
                                          --------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                     APRIL 1, 1993
                                           JUNE 30,               YEAR ENDED DECEMBER 31,                   TO
                                             1998      ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED)     1997        1996        1995        1994         1993
                                          -----------  ----------  ----------  ----------  ----------  -------------
Net investment income...................       0.019       0.038       0.037       0.040       0.025         0.010
Distributions from net investment
 income.................................      (0.019)     (0.038)     (0.037)     (0.040)     (0.025)       (0.010)
                                          -----------  ----------  ----------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00     $    1.00
                                          -----------  ----------  ----------  ----------  ----------  -------------
                                          -----------  ----------  ----------  ----------  ----------  -------------
Total investment return (b).............        1.99%       3.84%       3.73%       4.29%       2.53%          1.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 101,012   $  83,498   $ 128,308   $  99,151   $ 109,936     $   3,478
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        3.86%       3.75%       3.64%       4.19%       2.65%         1.42%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        3.61%       3.45%       3.33%       3.91%       2.40%         0.86%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        1.68%       1.73%       1.74%       1.72%       1.67%         1.75%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        1.93%       2.03%       2.05%       2.00%       1.92%         2.31%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           ADVISOR CLASS+++
                                          ---------------------------------------------------
                                           SIX MONTHS
                                             ENDED       YEAR ENDED DECEMBER    JUNE 1, 1995
                                            JUNE 30,             31,                 TO
                                              1998      ----------------------  DECEMBER 31,
                                          (UNAUDITED)      1997        1996         1995
                                          ------------  ----------  ----------  -------------
Net investment income...................       0.023        0.045       0.044         0.030
Distributions from net investment
 income.................................      (0.023)      (0.045)     (0.044)       (0.030)
                                          ------------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00    $    1.00   $    1.00     $    1.00
                                          ------------  ----------  ----------  -------------
                                          ------------  ----------  ----------  -------------
Total investment return (b).............        2.25 %       4.61%       4.50%         2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,631    $   6,780   $  14,978     $   2,096
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        4.61 %       4.50%       4.39%         4.94%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        4.61 %       4.45%       4.33%         4.91%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        0.93 %       0.98%       0.99%         0.97%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        0.93 %       1.03%       1.05%         1.00%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Dollar Fund (the "Fund", formerly GT Global Dollar Fund) is a diversified series of AIM Investment Portfolios, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

(B) FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,382 which expires in 2005.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. A I M Advisors, Inc. is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D) OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, AIM, an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays the Manager investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

A I M Distributors, Inc. ("AIM Distributors"), an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global") served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other AIM Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected CDSCs in the amount of $53,658 and $384,193, respectively. In addition, AIM Distributors may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks)

                                       F8

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

and others that facilitate the administration and servicing of shareholder accounts.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Fund's Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.25% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

                                       F9

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

3. CAPITAL SHARES
At June 30, 1998, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                            SIX MONTHS ENDED
                                              JUNE 30, 1998            YEAR ENDED
                                               (UNAUDITED)         DECEMBER 31, 1997
                                          ---------------------  ----------------------
CLASS A                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $     4,604,406,284    $      6,222,351,251
Shares issued in connection with
  reinvestment of distributions.........             2,445,437               4,193,093
                                          ---------------------  ----------------------
                                                 4,606,851,721           6,226,544,344
Shares repurchased......................        (4,502,161,868)         (6,432,557,179)
                                          ---------------------  ----------------------
Net increase (decrease).................   $       104,689,853    $       (206,012,835)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------


CLASS B                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $       747,831,959    $      1,763,392,144
Shares issued in connection with
  reinvestment of distributions.........             1,327,518               2,479,264
                                          ---------------------  ----------------------
                                                   749,159,477           1,765,871,408
Shares repurchased......................          (731,645,373)         (1,810,681,116)
                                          ---------------------  ----------------------
Net increase (decrease).................   $        17,514,104    $        (44,809,708)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

ADVISOR CLASS                                SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $       154,115,624    $        223,289,952
Shares issued in connection with
  reinvestment of distributions.........                56,588                 222,493
                                          ---------------------  ----------------------
                                                   154,172,212             223,512,445
Shares repurchased......................          (153,321,215)           (231,710,695)
                                          ---------------------  ----------------------
Net increase (decrease).................   $           850,997    $         (8,198,250)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

                                      F10

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                                AIM DOLLAR FUND
                                     NOTES

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